Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Marketable Securities [Abstract]
Marketable securities, cost	$ 15,919	$ 13,611	$ 9,539
Marketable securities, market value	16,327	12,020	9,803
Unrealized gain (loss) on marketable securities	1,999	(1,860)	954
Proceeds from sale of marketable securities	920	6,798	1,011
Realized gain from sale of marketable securities	$ 69	$ 526	$ 102